Financial assets and liabilities - Cash, cash equivalents and current financial assets US dollars and affected equity and profit or loss (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
US Dollar [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Currency denominated percentage	10.00%